Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Components of Other Non-Current Assets:
Other non-current assets	$ 35,337	$ 36,386
Total other non-current assets	54,340	56,408	[1]
Debt Guarantees | Golar Power
Components of Other Non-Current Assets:
Other non-current assets	1,900	2,800
Golar Gimi
Components of Other Non-Current Assets:
Other non-current assets	31,000	31,000
Mark-to-market interest rate swaps valuation
Components of Other Non-Current Assets:
Derivatives	4,503	5,022
Earn-Out Units
Components of Other Non-Current Assets:
Derivatives	$ 14,500	$ 15,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.